1999 SEMIANNUAL REPORT



CENTENNIAL
TAX EXEMPT
TRUST


DECEMBER 31, 1999

DEAR SHAREHOLDER:

We are pleased to report that the second half of calendar and fiscal 1999 was a relatively calm period for both the bond market and Centennial Tax Exempt Trust. For the six months that ended December 31, 1999, the Trust produced a compounded annual yield of 2.61%. Without compounding, the corresponding yield was 2.57%. For investors in the 36% tax bracket, this is equivalent to a taxable yield of 4.08% with compounding, and 4.02% without. As of December 31, 1999, the seven-day annualized yields, with and without compounding, were 3.61% and 3.55%, respectively.(1)

The pivotal events of the six-month period were three 0.25% interest-rate increases implemented by the Federal Reserve Board (the Fed) beginning on June 30th. By early summer, it was clear that the U.S. economy was no longer suffering the effects of the worldwide economic crisis that occurred in the fall of 1998. In fact, there were signs that rapid economic growth might lead to higher rates of inflation. To preempt this possibility, the Fed gradually raised its key interest rates, to curb borrowing by business and consumers. These moves did not cause a great deal of turmoil in the marketplace. Widely anticipated, they were viewed largely as "taking back" three rate declines the Fed had imposed during the fall-1998 crisis.

During the first half of 1999, before the rate hikes, we had extended the Trust's average maturities into the 75- to 85-day range. The longer-term issues provided higher yields, helping us to maintain a competitive yield for the Trust despite the generally lower interest rates.

As we entered the second half of the calendar year, we shortened the Trust's average maturity, in anticipation of the coming rate increases. When rates rise, bond prices fall, and the effect is more pronounced for longer-term issues. Since the Trust seeks to maintain a stable $1.00 share price, we wanted to minimize this effect and redirected about 20% of the portfolio into shorter-term issues. There can be no assurance that the Trust will maintain a stable share price, but we are ever mindful of the need to balance yield against protecting your principal.

Focusing on shorter-term issues helped to reduce volatility, or price instability, for the Trust. So did our emphasis on high quality issues. The Trust is invested in tax-exempt securities issued by states, counties and municipalities coast to coast that are generally either insured or secured by a liquidity arrangement with a bank. Among those we used extensively during the period were demand notes, which are backed by commercial banks and are payable on demand, and commercial paper, or obligations with maturities ranging from two to 270 days that are issued by top-rated borrowers and backed by bank letters of credit.

Approximately 23% of the Trust's total assets are invested in issues from Texas and Georgia, which are among the most creditworthy states due to their strong, growing


1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

economies and vibrant business environments. Please keep in mind that, while the individual issues held in the portfolio may be insured or guaranteed, the Trust itself is neither insured nor guaranteed by the U.S. government or any other entity.

At this juncture, Y2K does not seem to present any formidable challenges. It remains to be seen whether the past rate hikes will slow the economy materially, and interest rates have been relatively stable for several months. Since November, we have adjusted our strategy slightly and are currently reinvesting proceeds from maturing seven-day securities into 35- to 45-day issues. This shift has boosted the Trust's yield, but we do not believe it will have a significant impact on volatility.

In our view, interest rates will remain within a narrow range while the Federal Reserve assesses its next interest rate move, widely expected in February or March. While the Fed assumes a low-key, month-to-month approach, taking its time to see whether its 1999 moves will have the desired effect--or whether additional increases are needed--we are doing the same. By investing primarilyn securities that mature monthly or thereabouts, we are keeping the Trust positioned to respond quickly once the Fed gives some indication of its next move. This conservative approach will help us to maintain a competitive yield while pursuing the Trust's objectives of safety and liquidity.

Sincerely,

/s/ JAMES C. SWAIN
James C. Swain
Chairman
Centennial Tax Exempt Trust



/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill
President
Centennial Tax Exempt Trust

January 24, 2000

STATEMENT OF INVESTMENTS December 31, 1999 (Unaudited)
Centennial Tax Exempt Trust


                                                                                                     Face                Value
                                                                                                    Amount             See Note 1
                                                                                                   ----------         ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--98.1%

ARIZONA--1.8%
AZ HFAU RB, Blood Systems, Inc., 5.50%(1) .................................................     $   8,230,000       $    8,230,000
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, 1995 Series, 5.55%(1) ..............        22,500,000           22,500,000
                                                                                                                      ------------
                                                                                                                        30,730,000
                                                                                                                      ------------
ARKANSAS--0.3%
AR IDV FAU RB, Semco, Inc. Project, 5.55%(1) ..............................................         4,500,000            4,500,000
                                                                                                                      ------------

CALIFORNIA--6.0%
Anaheim, CA HAU MH RRB, Park Vista Apts., Series A, 5%(1) .................................         1,000,000            1,000,000
CA CDAU Apt. Development RRB, Whispering Winds Apts., Series D, 5%(1) .....................         1,000,000            1,000,000
CA EDFAU RB, Independent System, Series D, 5.10%(1) .......................................         1,500,000            1,500,000
CA GOB, Tendered Option Certificates, Series 1998A, MBIA Insured, 5%(1)(2) ................         2,997,000            2,997,000
CA Municipal RB, Series SG89, MBIA Insured, 5.15%(1) ......................................         7,425,000            7,425,000
CA RAN, Series A, 4%, 6/30/00..............................................................         6,000,000            6,020,288
CA SCDAU IDV RB, Del Mesa Farms Project, Series A, 4.50%(1) ...............................         2,500,000            2,500,000
CA School Cash Reserve Program Authority RB, Series A, 4%, 7/3/00..........................        61,000,000           61,267,602
CA Statewide CDC RB, Fibrebond, Inc., 4.85%(1) ............................................         1,175,000            1,174,990
Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 5%(1) ............................         1,100,000            1,100,000
Los Angeles Cnty., CA Pension Obligation RB, Series B, AMBAC Insured, 4.85%(1) ............         1,000,000            1,000,000
Los Angeles Cnty., CA Pension Obligation RRB, Series A, 4.85%(1) ..........................         2,000,000            2,000,000
Los Angeles, CA Airport RB, Series SG61, 5.20%(1) .........................................         1,055,000            1,055,000
Los Angeles, CA USD RB, 5.44%(1)(2) .......................................................         3,000,000            3,000,000
Los Angeles, CA Wastewater System ABN AMRO Munitops Certificates,
    Series 1998-25, 3.20%, 3/1/00(3).......................................................           250,000              249,858
Modesto, CA Irrigation District FAU RB, Series SG66, 5.15%(1) .............................           500,000              500,000
Oceanside, CA MH RRB, Lakeridge Apts. Project, 5.55%(1) ...................................         3,000,000            2,999,999
Pittsburg, CA Mortgage Obligation RRB, Series A, 5.35%(1) .................................         1,000,000            1,000,000
San Francisco, CA City & Cnty. Redevelopment FAU RRB,
    Yerba Buena Garden, 4.70%(1) ..........................................................           315,000              315,000
Southern CA PAU RRB, Palo Verde Project, Series B, AMBAC Insured, 4.85%(1) ................         1,300,000            1,300,000
Southern CA Public PAU RRB, Southern Transmission Project,
    AMBAC Insured, 4.85%(1) ...............................................................         1,000,000            1,000,000
                                                                                                                      ------------
                                                                                                                       100,404,737
                                                                                                                      ------------

Centennial Tax Exempt Trust

                                                                                                     Face                 Value
                                                                                                    Amount              See Note 1
                                                                                                  ---------            ------------

COLORADO--0.6%

CO Housing Finance Authority ED RB, Vincent Metal Goods Project, 5.65%(1) .................       $ 5,000,000         $  5,000,000
Superior Metropolitan District No. 3, CO GOB, 5.47%(1) ....................................         4,995,000            4,995,000
                                                                                                                      ------------
                                                                                                                         9,995,000
                                                                                                                      ------------

DELAWARE--0.8%

DE EDAU IDV RRB, Delaware Clean Power Project, Series A, 5.85%(1) .........................         5,000,000            5,000,000
DE EDAU IDV RRB, Delaware Clean Power Project, Series C, 5.67%(1) .........................         8,000,000            8,000,000
                                                                                                                      ------------
                                                                                                                        13,000,000
                                                                                                                      ------------

FLORIDA--5.1%

Dade Cnty., FL WSS RB, FGIC Insured, 3.50%, 1/13/00(3) ....................................         9,900,000            9,900,000
Escambia Cnty., FL HFAU RRB, Florida Convertible Centers Project, Series A, 3.75%(1) ......         1,150,000            1,150,000
FL BOE Capital Outlay Public Education RB, Series A, 5.55%(1) .............................        13,230,000           13,230,000
FL HFA MH RRB, Monterey Lake Project, 4.90%(1) ............................................        10,000,000           10,000,000
FL TUAU RB, Series A, FGIC Insured, 3.50%, 1/3/00(3) ......................................        14,850,000           14,850,000
Hillsboro Cnty., FL IDV PC RB, Tampa Electric Co., MBIA Insured, 3.25%, 1/15/00(3) ........        17,795,000           17,795,000
Hillsboro Cnty., FL IDV PC RB, Tampa Electric Co., MBIA Insured, 3.25%, 1/15/00(3) ........        17,795,000           17,795,000
                                                                                                                      ------------
                                                                                                                        84,720,000
                                                                                                                      ------------

GEORGIA--6.5%

Atlanta, GA Urban Residential FAU MH RB, New Community

    East Lake Project, 5.50%(1) ...........................................................         2,000,000            2,000,000
Cobb Cnty., GA HAU MH RRB, Terrell Mill Project, 5.60%(1)(2) ..............................         9,400,000            9,400,000
Fulton Cnty., GA DAU RB, Georgia Tech Athletic Assn., Inc., 5.55%(1) ......................         3,000,000            3,000,000
Fulton Cnty., GA DAU RB, Lovett School Project, 5.55%(1) ..................................         3,000,000            3,000,000
Fulton Cnty., GA DAU RB, Robert W. Woodruff Arts Project, 5.55%(1) ........................         2,000,000            2,000,000
Fulton Cnty., GA HAU MH RRB, Spring Creek Crossing, 6.65%(1) ..............................        15,400,000           15,400,000
GA GOB, Series 1995B, 5.56%(1) ............................................................        11,880,000           11,880,000
Gainsville, GA RA Educational Facilities RRB, Riverside Military Project, 5.50%(1) ........        20,000,000           20,000,000
Putnam Cnty., GA DAU PC RB, Georgia Power Co., 3.65%, 1/13/00(3) ..........................        15,000,000           15,000,000
Rockdale Cnty., GA WSS Authority, Series B, 4.25%, 7/1/00(3) ..............................         2,770,000            2,775,960
Roswell, GA HAU MH RRB, Oxford Project, 5.60%(1) ..........................................        23,610,000           23,610,000
                                                                                                                      ------------
                                                                                                                       108,065,960
                                                                                                                      ------------

IDAHO--0.1%

Custer Cnty., ID IDV SWD RB, Hecla Mining Co. Project, 5.55%(1) ...........................         1,000,000            1,000,000
                                                                                                                      ------------

ILLINOIS--7.5%

Chicago, IL ABN AMRO Munitops Certificates, Trust 1998-3, 5.68%(1)(2)......................         8,735,000            8,735,000
Chicago, IL Lakefront Millennium Parking Facilities RB, 3.75%, 1/27/00(3) .................        22,495,000           22,495,000

Centennial Tax Exempt Trust

                                                                                                     Face                 Value
                                                                                                    Amount              See Note 1
                                                                                                  ---------            ------------
ILLINOIS (CONTINUED)

Chicago, IL Metropolitan Reclamation Water District GOB, Greater Chicago
    Capital Improvements, 6.80%, 1/1/00(3).................................................       $ 5,200,000        $   5,304,000
Elk Grove Village, IL IDV RB, La Quinta Motor Inns, Inc., 3.95%(1) ........................         1,800,000            1,800,000
IL Development FAU RB, Metropolitan Family Services, 5.40%(1) .............................         8,700,000            8,700,000
IL HFAU RB, Revolving Fund Pooled, Series B, 5.65%(1)......................................        12,600,000           12,600,000
IL HFAU RB, Lake Forest Hospital Project, 4.25%(1).........................................         9,755,000            9,755,000
IL HFAU RRB, Advocate Health Care, Series B, 5.35%(1)......................................        18,500,000           18,500,000
IL HFAU RRB, The Carle Foundation, Series B, 5.65%(1)......................................        22,000,000           22,000,000
IL Student Assistance Commission Student Loan RB, Series A, 5.75%(1).......................        10,750,000           10,750,000
West Chicago, IL IDV RRB, Liquid Container Project, 5.55%(1)...............................         3,810,000            3,810,000
                                                                                                                      ------------
                                                                                                                       124,449,000
                                                                                                                      ------------

INDIANA--10.7%

Dyer, IN HCF RRB, Regency Place, Series A-1, 3.77%(1)......................................         3,220,000            3,220,000
Fort Wayne, IN HCF RRB, Health Quest, Series X-A, 5.62%(1).................................         2,995,000            2,995,000
IN Bank Bonds, Advance Funding Program, Series A-2, 3.50%, 1/19/00.........................        45,000,000           45,011,446
IN HFFAU RRB, Ascension Health Credit-B, 3.80%, 2/9/00(3)..................................        75,000,000           75,000,000
IN MPA RB, Power Supply System, MBIA Insured, 5.56%(1).....................................        13,600,000           13,600,000
Indianapolis, IN HCF RRB, Health Quest, Series A, 5.62%(1).................................         3,845,000            3,845,000
Indianapolis, IN Local Public Improvement Bank Bonds, Series A, 4%, 1/10/00................        11,250,000           11,252,040
Marion Cnty., IN HA Hospital Facility RB, Indianapolis Osteopathic, 5.60%(1)...............         2,810,000            2,810,000
Merrillville, IN HCF RRB, Southlake, Series A-1, 5.62%(1)..................................         3,880,000            3,880,000
Rockport, IN PC RRB, Indiana & Michigan Electric Co. Project, Series A, 5.55%(1)...........        13,000,000           13,000,000
South Bend, IN HCF RRB, Fountainview, Series A-1, 5.62%(1).................................         3,055,000            3,055,000
St. Joseph Cnty., IN Industrial Educational Facilities RB, Holy Cross College, 5.60%(1)....         1,015,000            1,015,000
                                                                                                                      ------------
                                                                                                                       178,683,486
                                                                                                                      ------------

IOWA--1.7%

IA HEAU RB, 5.80%(1).......................................................................        12,000,000           12,000,000
IA School Cash Anticipation Program Warrant Certificates,
    Series B, FSA Insured, 3.50%, 1/28/00..................................................        16,740,000           16,746,373
                                                                                                                      ------------
                                                                                                                        28,746,373
                                                                                                                      ------------

KANSAS--0.4%

Manhattan, KS Industrial RRB, Parker Hannifin, Inc. Project, 5.50%(1)......................         6,000,000            6,000,000
                                                                                                                      ------------

KENTUCKY--2.0%

Jamestown, KY Industrial Building RB, Union Underwear Co., 4.50%(1)........................         1,000,000            1,000,000
KY Asset/Liability Commission General Fund TAN & RAN, Series A, 4.25%, 6/28/00.............        27,000,000           27,115,342
Mayfield, KY Multi-City Lease RB, Kentucky League of Cities Funding Trust, 5.60%(1)........         5,860,000            5,860,000
                                                                                                                      ------------
                                                                                                                        33,975,342
                                                                                                                      ------------

Centennial Tax Exempt Trust

                                                                                                     Face                 Value
                                                                                                    Amount              See Note 1
                                                                                                  ---------            ------------
LOUISIANA--1.1%

LA PFFAU RRB, MBIA Insured, 5.70%(1).......................................................       $17,600,000        $  17,600,000
                                                                                                                      ------------

MARYLAND--0.4%

Anne Arundel Cnty., MD ED RB, West Capitol, Series A, 5.50%(1).............................         6,000,000            6,000,000
MD Health & HEFAU RB, University of Maryland Pooled Loan Program,
    Series B, 4.25%(1) ....................................................................           900,000              900,000
                                                                                                                      ------------
                                                                                                                         6,900,000
                                                                                                                      ------------

MASSACHUSETTS--2.5%

MA CMWLTH General Obligation Consolidation Loan, 3.25%, 1/15/00(3).........................        15,245,000           15,245,000
MA GOB, 3.75%, 1/27/00(3)..................................................................        20,800,000           20,800,000
MA Water Resource Authority Multi-Modal RRB, Sub. Lien, Series D,

    FGIC Insured, 7.50%, 4/1/00(3).........................................................         5,615,000            5,773,287
                                                                                                                      ------------
                                                                                                                        41,818,287
                                                                                                                      ------------

MICHIGAN--0.1%

MI Job DAU RB, East Lansing Residence Associates Project, 3.80%(1).........................         1,900,000            1,900,000
                                                                                                                      ------------

MINNESOTA--0.5%

Minneapolis, MN CD RRB, Minnehaha/Lake Partners Project, 4.05%(1)..........................         2,750,000            2,750,000
New Ulm, MN Hospital Facilities RB, Health Center Systems, 5%(1)...........................         2,200,000            2,200,000
North Suburban Hospital District, MN RB, Anoka & Ramsey Cntys.
    Hospital Health Center, 5%(1)..........................................................         3,200,000            3,200,000
                                                                                                                      ------------
                                                                                                                         8,150,000
                                                                                                                      ------------

NEVADA--1.2%

NV Municipal Securities Trust Receipts, Series SG 114, 5.56%(1)............................        20,350,000           20,350,000
                                                                                                                      ------------

NEW HAMPSHIRE--1.5%

NH Business FAU PC RRB, Series 1990-A, 3.90%, 1/24/00(3)...................................        25,000,000           25,000,000
                                                                                                                      ------------

NEW JERSEY--0.2%

NJ EDAU Water Facilities RB, 5.10%(1)......................................................         2,500,000            2,500,000
                                                                                                                      ------------

NEW MEXICO--1.4%

Farmington, NM PC RB, 3.25%, 4/6/00(3).....................................................        24,000,000           24,000,000
                                                                                                                      ------------

NEW YORK--6.1%

Franklin Cnty., NY IDA RAN, McAdam Cheese Co. Project, 5.50%(1)............................           600,000              600,000
L.I., NY PAU Electric System Sub. RB, 3.60%, 1/25/00(3)....................................        32,000,000           32,000,000
NYC MTAU Dedicated Tax Fund RB, FGIC Insured, 4%, 4/1/00...................................         3,640,000            3,647,581
NYS DA COP, Rockefeller University,  5.53%(1)..............................................           500,000              500,011


Centennial Tax Exempt Trust

                                                                                                     Face                 Value
                                                                                                    Amount              See Note 1
                                                                                                  ---------            ------------
NEW YORK (CONTINUED)

NYS DA RB, 5.68%(1)........................................................................       $ 1,300,000        $   1,300,000
NYS ERDAUEF RRB, Con Edison Co., Subseries A-3, 5.35%(1)...................................           500,000              500,000
NYS HFA RB, Saxony Housing, Series A, 5.50%(1).............................................           200,000              200,000
NYS LGAC RB, Series G, 5%(1)...............................................................           400,000              400,000
NYS LGAC RB, Series SG100, MBIA Insured, 5.55%, 4/1/00(1)(3)...............................        10,420,000           10,420,000
NYS LGAC RB, Series SG99, MBIA Insured, 5.55%, 4/1/00(1)(3)................................        27,595,000           27,595,000
NYS MAG RB, Series PT217, 3.30%, 4/6/00(3).................................................         2,460,000            2,460,000
NYS MCFFA RB, St. Lukes Hospital, Series B, 7.45%, 2/15/00(3)..............................         1,000,000            1,025,094
NYS TBTAU Beneficial Interest COP, MBIA Insured, 4.15%, 1/15/00(3).........................         5,200,000            5,200,000
NYS Toll Way Authority Service Contract RB, 5.53%(1).......................................         7,070,000            7,070,000
NYS UDC RB, Correctional Capital Facilities, Prerefunded, Series 1,
    FSA Insured, 7.50%, 1/1/00(3)..........................................................         1,000,000            1,020,000
NYS Urban Empire Development Corp. RB, Series A, 5.53%(1)..................................         8,555,000            8,555,000
PAUNYNJ SPO Bonds, Series SG94, 5.50%(1)...................................................           600,000              600,006
                                                                                                                      ------------
                                                                                                                       103,092,692
                                                                                                                      ------------

NORTH CAROLINA--0.4%

Charlotte, NC Airport RB, Series D, MBIA Insured, 3.90%, 1/26/00(3)........................         7,000,000            7,000,000
                                                                                                                      ------------

OHIO--1.9%

Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 4.10%, 6/15/00(3).......................         3,400,000            3,400,000
Marion Cnty., OH Hospital RB, Pooled Lease Program, 5.47%(1)...............................         5,055,000            5,055,000
Miami Valley, OH Tax-Exempt Mtg. Trust RB, Series 86, 4.88%, 10/15/00(3)...................         2,580,000            2,580,000
OH Water Development PC Facilities RRB, Cleveland Electric Illumination RRB,
    Series A, FGIC Insured, 3.85%, 2/10/00(3)..............................................        16,000,000           16,000,000
Scioto Cnty., OH HCF RB, Hill View Retirement Center, 4%, 6/1/00(3)........................         2,580,000            2,580,000
Warren Cnty., OH IDV RRB, Liquid Container Project, 5.55%(1)...............................         1,670,000            1,670,000
                                                                                                                      ------------
                                                                                                                        31,285,000
                                                                                                                      ------------

OKLAHOMA--0.6%

OK Industrial Authority RB, Casady School Project, 5.50%(1)................................         6,405,000            6,405,000
Tulsa, OK IDAU RB, Indian Health Care Project, 5.50%(1)....................................         3,100,000            3,100,000
                                                                                                                      ------------
                                                                                                                         9,505,000
                                                                                                                      ------------

OREGON--0.8%

Hillsboro, OR RB, Oregon Graduate Institute, 5.50%(1)......................................         5,700,000            5,700,000
OR Economic & IDV Commission RB, Eagle-Picher Industries Project, 5.05%(1).................         3,600,000            3,600,000
OR Housing & Community Services Department Mtg. RB, SFM Program,
    Series C, 3.15%, 4/13/00(3)............................................................         4,615,000            4,615,000
                                                                                                                      ------------
                                                                                                                        13,915,000
                                                                                                                      ------------

Centennial Tax Exempt Trust

                                                                                                     Face                 Value
                                                                                                    Amount              See Note 1
                                                                                                  ---------            ------------
PENNSYLVANIA--4.8%

Beaver Cnty., PA IDAU RB, 3.90%, 1/26/00(3)................................................       $37,700,000        $  37,700,000
Eagle Tax-Exempt Trust PA GOUN, 5.56%(1)...................................................        17,800,000           17,800,000
Monroe Cnty., PA HA RB, Pocono Medical Center, Series C, 5.55%(1)..........................         2,835,000            2,835,000
Montgomery Cnty., PA IDAU RB, Quaker Chemical Corp. Project, 4.15%(1)......................         1,600,000            1,600,000
PA GOB, 5.55%(1)...........................................................................        20,000,000           20,000,000
                                                                                                                      ------------
                                                                                                                        79,935,000
                                                                                                                      ------------

SOUTH CAROLINA--1.3%

SC POAU ABN AMRO Munitops Certificates, Trust 1998-7, 4.04%(1).............................         7,325,000            7,325,000
SC Public Service Authority RB, Series 182, MBIA Insured, 5.56%(1).........................        14,850,000           14,850,000
                                                                                                                      ------------
                                                                                                                        22,175,000
                                                                                                                      ------------

SOUTH DAKOTA--2.0%

Grant Cnty., SD PC RRB, Otter Tail Power Co. Project, 5.50%(1).............................        10,400,000           10,400,000
SD Health & Educational Facilities RB, Sioux Valley Hospital Issue, 5.50%(1)...............        20,800,000           20,800,000
Yankton, SD IDV RB, Kolber-Pioneer, Inc. Project, 5.50%(1).................................         2,000,000            2,000,000
                                                                                                                      ------------
                                                                                                                        33,200,000
                                                                                                                      ------------

TENNESSEE--1.6%

Clarksville, TN Public Building Authority RB, Pooled Financing
    Tennessee Municipal Bond Fund, 5.40%(1)................................................         9,000,000            9,000,000
Clarksville, TN Public Building Authority RB, Tennessee Municipal
    Bond Fund, 5.40%(1)....................................................................        15,800,000           15,800,000
Fayetteville & Lincoln, TN IDV Board RB, V.A.W. of America, 5.55%(1).......................         2,000,000            2,000,000
                                                                                                                      ------------
                                                                                                                        26,800,000

                                                                                                                      ------------

TEXAS--16.9%

Dallas, TX Rapid Transit RB, 3.60%, 1/18/00(3).............................................        20,000,000           20,000,000
Dallas, TX Rapid Transit RB, 3.65%, 1/18/00(3).............................................        10,000,000           10,000,000
Dallas, TX Rapid Transit RB, 3.65%, 1/18/00(3).............................................         5,000,000            5,000,000
Dallas, TX Waterworks & Sewer ABN AMRO Munitops Certificates,
    Series 1998-19, 5.66%(1)...............................................................         8,000,000            8,000,000
De Soto, TX IDAU RRB, National Service Industries, Inc. Project, 5.50%(1)..................         7,150,000            7,150,000
Eagle Tax-Exempt Trust San Antonio Water RB, 5.56%(1)......................................         4,000,000            4,000,000
Greater East TX HEAU RRB, Student Loans, Series A, 3.15%, 5/1/00(3)........................         9,000,000            9,000,000
Harris Cnty., TX Criminal Justice Center RB, Series SG96, FGIC Insured, 5.56%(1)...........         7,475,000            7,475,000
Harris Cnty., TX IDV Corp. RRB, Baytank Houdton Inc. Project, 5.80%(1).....................         8,700,000            8,700,000
Harris Cnty., TX Toll Road COP, 5.56%(1)...................................................         9,900,000            9,900,000
Houston, TX WSS RB, Series SG120, 5.56%(1).................................................        37,600,000           37,600,000

Centennial Tax Exempt Trust

                                                                                                     Face                 Value
                                                                                                    Amount              See Note 1
                                                                                                  ---------            ------------
TEXAS (CONTINUED)

North Central, TX HFDC RB, 3.90%, 2/1/00(3)................................................       $10,000,000        $  10,000,000
San Antonio, TX Electric & Gas RRB, Series G-101, 5.56%(1).................................        20,000,000           20,000,000
San Antonio, TX Electric & Gas RRB, Series SG105, 5.56%(1).................................        20,000,000           20,000,000
TX TAN & RAN, Series A, 4.50%, 8/31/00.....................................................        89,000,000           89,460,381
TX TUAU RB, Dallas Northtollway, Series SG70, 5.56%(1).....................................        15,325,000           15,325,000
                                                                                                                      ------------
                                                                                                                       281,610,381
                                                                                                                      ------------

UTAH--3.5%

Intermountain Power Agency RB, Utah Power Supply, 3.55%, 1/26/00(3)........................        14,600,000           14,600,000
UT HFA MH RRB, Candlestick Apts. Project, 5.40%(1).........................................         6,400,000            6,400,000
UT Intermountain Power Agency RRB, Series F, AMBAC Insured, 3.625%, 3/15/00(3).............        37,700,000           37,700,000
                                                                                                                      ------------
                                                                                                                        58,700,000
                                                                                                                      ------------

VIRGINIA--0.5%

Henry Cnty., VA IDAU RB, Amfibe, Inc. Project, 5.50%(1)....................................         2,900,000            2,900,000
Roanoke, VA IDAU Hospital RRB, Roanoke Memorial Hospital, Series A, 4.80%(1)...............         6,246,000            6,246,000
                                                                                                                      ------------
                                                                                                                         9,146,000
                                                                                                                      ------------

WASHINGTON--1.2%

Redmond, WA Public Corp. Industrial RRB, Genie Industries, Lot 1, 5.40%(1).................           910,000              910,000
Redmond, WA Public Corp. Industrial RRB, Genie Industries, Lot 2, 5.40%(1).................         1,620,000            1,620,000
Seattle, WA IDV Corp. RB, 5%(1)............................................................         3,550,000            3,550,000
WA GORB, Series 1995C, 5.56%(1)............................................................        13,710,000           13,710,000
                                                                                                                      ------------
                                                                                                                        19,790,000
                                                                                                                      ------------

DISTRICT OF COLUMBIA--2.4%

DC HFA MH RB, Tyler House Trust Certificates Partnership A, 5.65%(1).......................        10,800,000           10,800,000
Metro Wasington DC Airport Authority RB, 3.95%, 2/17/00(3).................................        18,500,000           18,500,000
Metro Wasington DC Airport Authority RB, 3.95%, 2/17/00(3).................................        10,000,000           10,000,000
                                                                                                                      ------------
                                                                                                                        39,300,000
                                                                                                                      ------------

U.S. POSSESSIONS--1.7%

Greystone Tax Exempt Cerificates RB, Trust 1998-1, Sr. Certificat
    Beneficial Ownership, 5.63%(1).........................................................        28,000,000           28,000,000
                                                                                                                      ------------

Total Investments, at Value................................................................              98.1%       1,635,942,258
                                                                                                                      ------------
Other Assets Net of Liabilities............................................................               1.9           32,315,805
                                                                                                   ----------          -----------
Net Assets.................................................................................            100.00%      $1,668,258,063
                                                                                                   ==========       ==============

Centennial Tax Exempt Trust


To simplify the listings of securities, abbreviations are used per the table below:


BOE--Board of Education
CD--Commercial Development
CDAU--Communities Development Authority
CDC--Community Development Corp.
CMWLTH--Commonwealth
COP--Certificates of Participation
DA--Dormitory Authority
DAU--Development Authority
ED--Economic Development
EDAU--Economic Development Authority
EDFAU--Economic Development Finance Authority
ERDAUEF--Energy Research & Development Authority Electric Facilities
FAU--Finance Authority
GOB--General Obligation Bonds
GORB--General Obligation Refunding Bonds
GOUN--General Obligation Unlimited Nts.
HA--Hospital Authority
HAU--Housing Authority
HCF--Health Care Facilities
HEAU--Higher Education Authority
HEFAU--Higher Educational Facilities Authority
HFA--Housing Finance Agency
HFAU--Health Facilities Authority
HFDC--Health Facilities Development Corp.
HFFAU--Health Facilities Finance Authority
IDA--Industrial Development Agency
IDAU--Industrial Development Authority
IDV--Industrial Development
LGAC--Local  Government Assistance Corp.
L.I.--Long Island
MAG--Mtg. Agency
MCFFA--Medical Care Facilities Finance Agency
MH--Multifamily Housing
MPA--Municipal Power Agency
MTAU--Metropolitan Transportation Authority
NYC--New York City
NYS--New York State
PAUNYNJ--Port Authority of New York & New Jersey
PAU--Power Authority
PC--Pollution Control
PFFAU--Public Facilities Finance Authority
POAU--Port Authority
RA--Redevelopment Agency
RAN--Revenue Anticipation Nts.
RB--Revenue Bonds
RRB--Revenue Refunding Bonds
SCDAU--Statewide Communities Development Authority
SFM--Single Family Mtg.
SPO--Special Obligations
SWD--Solid Waste Disposal
TAN--Tax Anticipation Nts.
TBTAU--Triborough Bridge & Tunnel Authority
TUAU--Turnpike Authority
UDC--Urban Development Corp.
USD--Unified School District
WSS--Water & Sewer System


1. Represents the current interest rate for a variable rate security, maturing in more than one year. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $24,132,000 or 1.45% of the Trust's net assets as of December 31, 1999.


3. Put obligation redeemable at full face value on the date reported.

STATEMENT OF ASSETS AND LIABILITIES December 31, 1999 (Unaudited)
Centennial Tax Exempt Trust


ASSETS
Investments, at value--see accompanying statement..................................            $1,635,942,258
Cash...............................................................................                 1,738,935
Receivables and other assets:
  Shares of beneficial interest sold...............................................                36,139,999
  Interest.........................................................................                15,920,126
  Other............................................................................                    64,460
                                                                                                -------------
Total assets.......................................................................             1,689,805,778
                                                                                                -------------


LIABILITIES
Payables and other liabilities:

  Shares of beneficial interest redeemed..........................................                 21,034,198
  Service plan fees...............................................................                    174,201
  Dividends.......................................................................                    157,426
  Transfer and shareholder servicing agent fees...................................                     34,886
  Trustees' compensation..........................................................                      4,846
  Other...........................................................................                    142,158
                                                                                                -------------
  Total liabilities...............................................................                 21,547,715
                                                                                                -------------

NET ASSETS........................................................................             $1,668,258,063
                                                                                               ==============


COMPOSITION OF NET ASSETS

Paid-in capital...................................................................             $1,668,828,785
Accumulated net realized loss on investment transactions..........................                   (570,722)
                                                                                               --------------


NET ASSETS--applicable to 1,668,844,753 shares of
    beneficial interest outstanding...............................................             $1,668,258,063
                                                                                               ==============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE....................                      $1.00



See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1999 (Unaudited) Centennial Tax Exempt Trust


INVESTMENT INCOME--Interest..............................................................         $30,064,847
                                                                                                   ----------
EXPENSES
Management fees..........................................................................           3,771,389
Service plan fees........................................................................           1,749,599
Transfer and shareholder servicing agent fees............................................             448,006
Custodian fees and expenses..............................................................             158,307
Trustees' compensation...................................................................              14,764
Other....................................................................................             210,016
                                                                                                   ----------
  Total expenses.........................................................................           6,352,081
  Less expenses paid indirectly..........................................................             (64,826)
                                                                                                   ----------
Net expenses.............................................................................           6,287,255
                                                                                                   ----------
NET INVESTMENT INCOME....................................................................          23,777,592
                                                                                                   ----------
NET REALIZED LOSS ON INVESTMENTS.........................................................             (90,512)
                                                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................         $23,687,080
                                                                                                  ===========

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Six Months Ended
                                                                            December 31, 1999                    Year Ended
                                                                               (Unaudited)                      June 30, 1999
                                                                            -----------------                  ----------------
OPERATIONS
Net investment income...............................................        $   23,777,592                    $   48,885,541
Net realized gain (loss)............................................               (90,512)                          102,645
                                                                            --------------                     -------------
Net increase in net assets resulting from operations................            23,687,080                        48,988,186
                                                                            --------------                     -------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS......................           (23,777,592)                      (48,885,541)
                                                                            --------------                     -------------

BENEFICIAL INTEREST TRANSACTIONS
Net decrease in net assets resulting from
    beneficial interest transactions................................           (81,132,680)                      (79,607,151)
                                                                            --------------                     -------------

NET ASSETS
Total decrease......................................................           (81,223,192)                      (79,504,506)
Beginning of period.................................................         1,749,481,255                     1,828,985,761
                                                                            --------------                    --------------
End of period.......................................................        $1,668,258,063                    $1,749,481,255
                                                                            ==============                    ==============

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial Tax Exempt Trust

                                              Six Months
                                                Ended
                                              December 31,
                                              (Unaudited)                               Year Ended June 30,
                                              -------------------------------------------------------------------------------------
                                               1999            1999          1998            1997           1996           1995
                                               ----            ----          ----            ----           ----           ----
PER SHARE OPERATING DATA

Net asset value, beginning of period........   $1.00           $1.00         $1.00           $1.00           $1.00         $1.00
Income from investment operations--
    net investment income and net
    realized gain...........................     .01             .03           .03             .03             .03           .03
Dividends and distributions to shareholders.    (.01)           (.03)         (.03)           (.03)           (.03)         (.03)
                                                ----            ----          ----            ----            ----          ----
Net asset value, end of period..............   $1.00           $1.00         $1.00           $1.00           $1.00         $1.00
                                                ====            ====          ====            ====            ====          ====
TOTAL RETURN(1).............................    1.38%           2.61%         3.12%           3.01%           3.16%         3.17%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions).....  $1,668          $1,749        $1,829          $1,649          $1,426        $1,315
Average net assets (in millions)............  $1,762          $1,896        $1,832          $1,591          $1,473        $1,127
Ratios to average net assets:(2)
Net investment income.......................    2.68%           2.58%         3.07%           2.95%           3.12%         3.13%
Expenses....................................    0.72%           0.69%         0.69%(3)        0.72%(3)        0.72%(3)      0.73%(3)




1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.





See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial Tax Exempt Trust


1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required. As of June 30, 1999, the Trust had available for federal income tax purposes an unused capital loss carryover of approximately $467,000, which expires between 2006 and 2007.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



See accompanying Notes to Financial Statements.
14

Centennial Tax Exempt Trust

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                    Six Months Ended December 31, 1999                   Year Ended June 30, 1999
                                 ----------------------------------------          ----------------------------------------
                                       Shares                    Amount                  Shares                   Amount
                                 ---------------         ----------------          ---------------          ---------------

Sold  .......................     2,714,591,275          $  2,714,591,275           5,631,707,953          $  5,631,707,953

Dividends and/or

distributions reinvested ....        24,770,820                24,770,820              48,085,400                48,085,400

Redeemed ....................    (2,820,494,775)           (2,820,494,775)         (5,759,400,504)           (5,759,400,504)
                                 ---------------         ----------------          ---------------          ----------------

Net decrease ................       (81,132,680)         $    (81,132,680)            (79,607,151)          $   (79,607,151)
                                 ===============         =================         ===============          ================

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion. Furthermore, under the Trust's Agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates, but in no event shall the annual fee be less than $0. The Trust's management fee for the six months ended December 31, 1999, was 0.42% of average annual net assets, annualized for periods of less than one full year.

Transfer Agent Fees. Shareholder Services, Inc. (SSI), a subsidiary of the Manager, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions. During the six months ended December 31, 1999, the Trust paid $6,824 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

CENTENNIAL TAX EXEMPT TRUST

                   Officers and Trustees
                   James C. Swain, Trustee and Chairman of
                      the Board
                   Bridget A. Macaskill, Trustee and President
                   Robert G. Avis,  Trustee
                   William A. Baker,  Trustee
                   George C. Bowen,  Trustee
                   Jon S. Fossel,  Trustee
                   Sam Freedman,  Trustee
                   Raymond J. Kalinowski,  Trustee
                   C. Howard Kast,  Trustee
                   Robert M. Kirchner,  Trustee
                   Ned M. Steel,  Trustee
                   Michael J. Carbuto, Vice President
                   Andrew J. Donohue, Vice President and
                     Secretary
                   Brian W. Wixted, Treasurer
                   Robert G. Zack, Assistant Secretary
                   Robert J. Bishop, Assistant Treasurer
                   Scott T. Farrar, Assistant Treasurer

                   Investment Advisor and Distributor
                   Centennial Asset Management Corporation

                   Transfer and Shareholder Servicing Agent
                   Shareholder Services, Inc.

                   Custodian of Portfolio Securities
                   Citibank, N.A.

                   Independent Auditors
                   Deloitte & Touche LLP

                   Legal Counsel
                   Myer, Swanson, Adams & Wolf, P.C.

                   The financial statements included herein have been taken from the records of the Trust without examination of the independent auditors.

                   This is a copy of a report to shareholders of Centennial Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

                   For shareholder servicing, call:
                   1-800-525-9310 (in U.S.)
                   303-671-3200 (outside U.S.)

                   Or write:
                   Shareholder Services, Inc.
                   P.O. Box 5143
                   Denver, CO 80217-5143


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